Premises and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Premises and Equipment
(5)
Premises and Equipment

The detail of premises and equipment at December 31, 2023 and 2022 is as follows:

	In Thousands
	2023	2022
Land	$20,822	$20,822
Buildings	49,784	46,579
Leasehold improvements	1,710	1,621
Furniture and equipment	16,524	14,858
Automobiles	345	373
Construction-in-progress	2,469	2,711
	91,654	86,964
Less accumulated depreciation	(29,256)	(24,933)
	$62,398	$62,031

During 2023, 2022 and 2021, payments of $1,442,000, $379,000 and $1,227,000, respectively, were made to an entity owned by a director for the construction of buildings utilized by Wilson Bank and repair work on existing buildings utilized by Wilson Bank.

Depreciation expense was $4,221,000, $4,370,000 and $4,235,000 for the years ended December 31, 2023, 2022 and 2021, respectively.